Financial Instruments (Details 2) - Liquidity Risk [Member] - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 2,718,174	$ 2,055,247
Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,718,174	2,055,247
Less than 6 months [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,718,174	2,055,247
Less than 6 months [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,718,174	2,055,247
6-12 months [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities
6-12 months [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities
Greater than 12 months and less than 5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities
Greater than 12 months and less than 5 years [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities
Total contracted cash flows [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,718,174	2,055,247
Total contracted cash flows [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 2,718,174	$ 2,055,247